As filed with the Securities and Exchange Commission on March 15, 2024.
No. 333-147622
No. 811-22148

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 538	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 539	☒

Invesco Actively Managed Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 14, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 538 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating April 14, 2024 as the new effective date for Post-Effective Amendment No. 386 to the Trust’s Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 389, 395, 398, 401, 404, 406, 408, 410, 412, 414, 420, 426, 431, 437, 441, 443, 445, 448, 450, 452, 454, 456, 459, 461, 463, 467, 470, 472, 475, 478, 482, 484, 486, 488, 490, 492, 494, 497, 499, 501, 504, 506, 508, 511, 513, 515, 517, 519, 521, 523, 525, 527, 529, 531, 533 and 535 to the Trust’s Registration Statement filed on February 25, 2020, March 25, 2020, April 15, 2020, April 29, 2020, May 22, 2020, June 4, 2020, June 18, 2020, July 16, 2020, August 12, 2020, August 28, 2020, September 25, 2020, October 14, 2020, November 10, 2020, December 9, 2020, January 7, 2021, January 21, 2021, February 19, 2021,  March 19, 2021, April 16, 2021, May 14, 2021, June 11, 2021, July 9, 2021, August 6, 2021, September 3, 2021, October 1, 2021, October 29, 2021, November 24, 2021, December 22, 2021, January 20, 2022, February 18, 2022, March 18, 2022, April 14, 2022, May 13, 2022, June 10, 2022, July 8, 2022, August 5, 2022, September 2, 2022, September 29, 2022, October 28, 2022, November 23, 2022, December 22, 2022, January 20, 2023, February 17, 2023, March 17, 2023, April 14, 2023, May 12, 2023, June 9, 2023, July 7, 2023, August 4, 2023, September 1, 2023, September 29, 2023, October 27, 2023, November 21, 2023, December 20, 2023, January 18, 2024 and February 16, 2024, respectively. This Amendment relates solely to Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF, each a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 386 to the Trust’s Registration Statement, which was filed on December 13, 2019.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 15th day of March, 2024.
Invesco Actively Managed Exchange-Traded Fund Trust
By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Brian Hartigan	President	March 15, 2024
Brian Hartigan
/s/ Kelli Gallegos	Treasurer	March 15, 2024
Kelli Gallegos
/s/ Adam Henkel	Secretary	March 15, 2024
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	March 15, 2024
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	March 15, 2024
Todd J. Barre
*/s/ Edmund P. Giambastiani, Jr.	Trustee	March 15, 2024
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	March 15, 2024
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	March 15, 2024
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	March 15, 2024
Yung Bong Lim
*/s/ Joanne Pace	Trustee	March 15, 2024
Joanne Pace
*/s/ Gary R. Wicker	Trustee	March 15, 2024
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	March 15, 2024
Donald H. Wilson
*By: /s/ Adam Henkel		March 15, 2024
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No.  436 to the Trust's Registration Statement and incorporated by reference herein.